united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
25,800		Blue Capital Reinsurance Holdings, Ltd.			437,568
		(Cost - $516,000)
Principal Amount ($)			Coupon Rate (%)	Maturity
		BONDS & NOTES - 84.7%
		APPAREL - 0.8%
7,500,000		Hanesbrand, Inc.	6.3750	12/15/2020	8,025,000

		BANKS - 17.9%
2,000,000		ABN AMRO Bank NV (a)	6.2500	9/13/2022	2,190,000
1,967,000		Bank of America Corp. (a)	8.0000	Perpetual	2,109,214
2,750,000		Bank of America Corp. (a)	0.8046	5/2/2017	2,727,860
5,500,000		Banque Federative du Credit Mutuel SA (a)	1.0180	Perpetual	3,884,458
1,000,000	EUR	Banque International a Luxemburg SA (a)	0.9756	7/5/2016	977,500
3,200,000	GBP	Barclays Bank PLC (a)	14.0000	Perpetual	6,736,200
2,000,000		BBVA Bancomer SA (b)	6.7500	9/30/2022	2,278,200
4,000,000		BNP Paribas SA (a,b)	5.1860	Perpetual	4,040,000
2,000,000		Citigroup, Inc. (a)	5.8000	Perpetual	2,027,500
1,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)	8.3750	Perpetual	2,056,699
982,000	EUR	Deutsche Bank Capital Finance Trust I (a)	1.7500	Perpetual	997,463
2,000,000		Erste Europaische Pfanbrief und Kommunalkrditbank AG	5.1250	1/21/2016	2,065,550
9,100,000		First Maryland Capital I (a)	1.2533	1/15/2027	8,008,000
6,554,000		Goldman Sachs Group, Inc. (a)	1.8609	11/29/2023	6,793,267
10,000,000		ING Bank NV (a)	4.1250	11/21/2023	10,337,000
5,500,000	EUR	ING Groep NV (a)	1.2500	Perpetual	4,434,274
3,000,000	EUR	ING Groep NV (a)	0.8500	Perpetual	2,387,091
6,130,000		JP Morgan Chase Capital XXIII (a)	1.2571	5/15/2047	4,842,700
5,000,000		JPMorgan Chase & Co. (a)	5.0000	Perpetual	4,943,750
13,207,000		JPMorgan Chase & Co. (a)	7.9000	Perpetual	14,280,069
7,950,000		JPMorgan Chase Capital XXI (a)	1.2046	2/2/2037	6,618,375
250,000		KeyBank NA	2.5000	12/15/2019	254,466
3,000,000		Lloyd's Bank PLC (a)	0.4375	Perpetual	1,921,500
10,735,319		Manufacturers & Traders Trust Co. (a)	5.6290	12/1/2021	11,231,827
1,000,000		Morgan Stanley (a)	2.5000	9/22/2019	1,026,709
8,200,000	EUR	Nordea bank AB (a)	1.2920	Perpetual	6,417,655
10,310,000		PNC Financial Services Group, Inc. (a)	4.4815	Perpetual	10,387,325
6,967,000		Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	7,895,429
4,000,000		Santander Financial issuances Ltd.	7.2500	11/1/2015	4,152,944
8,550,000		State Street Capital Trust IV (a)	1.2406	6/15/2037	7,224,750
600,000		SunTrust Capital III (a)	0.8906	3/15/2028	501,000
5,000,000		UBS Preferred Funding Trust V (a)	6.2430	Perpetual	5,200,000
9,000,000		VTB Bank OJSC via VTB Eurasia SA (a)	9.5000	Perpetual	7,019,100
10,700,000		Wells Fargo & Co. (a)	7.9800	Perpetual	11,743,250
					169,711,125
		BULDING MATERIALS - 0.8%
7,319,000		Martin Marietta Materials, Inc. (a)	1.3566	6/30/2017	7,284,784

		COAL - 0.4%
3,800,000		Peabody Energy Corp.	7.3750	11/1/2016	4,009,000

		COMMERCIAL SERVICES - 1.7%
3,000,000		Hertz Corp.	6.7500	4/15/2019	3,116,250
11,147,000		Lender Process Services	5.7500	4/15/2023	11,885,489
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,099,867
					16,101,606
		COMPUTERS - 0.5%
4,936,000		Hewlett-Packard Co. (a)	1.1928	1/14/2019	4,894,227

		COSMETICS / PERSONAL CARE - 0.3%
3,000,000		Avon Products, Inc.	2.3750	3/15/2016	3,015,000

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		DIVERSIFIED FINANCIAL SERVICES - 9.1%
6,080,000		Cantor Fitzgerald LP (b)	7.8750	10/15/2019	6,688,000
8,000,000		General Electric Capital Corp. (a)	0.6351	5/5/2026	7,488,080
11,830,000		General Electric Capital Corp. (a)	6.3750	11/15/2067	12,897,066
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.5000	3/15/2017	3,045,000
10,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	10,313,000
4,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	4,295,000
8,750,000		International Lease Finance Corp. (a)	2.1906	6/15/2016	8,795,063
4,000,000		International Lease Finance Corp.	8.6250	9/15/2015	4,145,000
6,620,000		International Lease Finance Corp.	8.7500	3/15/2017	7,405,794
10,000,000		Nelnet, Inc. (a)	3.6296	9/29/2036	7,400,000
4,950,000		Och-Ziff Finance Co. LLC (b)	4.5000	1120/2019	4,902,163
8,200,000		Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	8,874,655
					86,248,821
		ELECTRIC - 1.3%
8,000,000		AES Corp. (a)	3.2616	6/1/2019	7,900,000
4,000,000		NRG Energy, Inc.	8.2500	9/1/2020	4,285,000
500,000		NRG Energy, Inc.	7.8750	5/15/2021	546,000
					12,731,000
		ENGINEERING & CONSTRUCTION - 1.1%
11,000,000		Skyway Concession Co. LLC (a,b)	0.5366	6/30/2017	10,484,375

		ENTERTAINMENT - 0.4%
4,000,000		International Game Technology	7.5000	6/15/2019	4,281,360

		FOOD - 0.2%
400,000		JBS USA LLC (b)	8.2500	2/1/2020	426,000
1,191,000		JBS USA LLC	8.2500	2/1/2020	1,268,415
					1,694,415
		HAND / MACHINE TOOLS- 1.5%
13,000,000		Stanley Black & Decker, Inc. (a)	5.7500	12/15/2053	14,186,250

		HOLDING COMPANIES - DIVERSIFIED - 1.3%
1,500,000		Hutchison Whampoa International 12 Ltd. (a)	6.0000	Perpetual	1,597,500
1,000,000		Noble Group LTD. (b)	6.7500	1/29/2020	1,038,000
9,000,000		Noble Group LTD.	6.7500	1/29/2020	9,342,000
					11,977,500
		INSURANCE - 7.7%
3,000,000	EUR	Aegon NV (a)	0.6789	Perpetual	2,353,470
6,322,000		Assured Guaranty US Holdings, Inc. (a)	6.4000	12/15/2066	5,524,163
6,000,000	EUR	AXA SA (a)	1.1750	Perpetual	4,804,441
8,000,000		Catlin insurance Co. Ltd. (a,b)	7.2490	Perpetual	7,890,400
2,250,000	EUR	CNP Assurances (a)	0.9600	Perpetual	1,616,834
10,000,000		Everest Reinsurance Holdings, Inc. (a)	6.6000	5/15/2037	10,350,000
5,000,000		Genworth Holdings, Inc.	6.5150	5/22/2018	5,202,805
2,000,000		Genworth Holdings, Inc. Class A	7.7000	6/15/2020	2,124,330
8,053,000		ING Capital Funding Trust III (a)	3.8551	Perpetual	7,972,470
10,000,000		Lincoln National Corp. (a)	7.0000	5/17/2066	9,750,000
1,500,000		MBIA, Inc.	6.6250	10/1/2028	1,545,000
8,442,000		Progressive Corp. (a)	6.7000	6/15/2037	9,138,465
5,002,000		XLIT Ltd. (a)	6.5000	Perpetual	4,414,265
					72,686,643
		IRON / STEEL - 2.0%
3,000,000		Cliffs Natural Resources, Inc.	5.9500	1/15/2018	2,700,000
8,000,000		Glencore Funding LLC (a,b)	1.6133	1/15/2019	7,962,696
2,000,000		Glencore Funding LLC (a)	1.6133	1/15/2019	2,000,080
3,000,000		Metalloinvest Finance Ltd.	6.5000	7/21/2016	2,940,000
3,500,000		Steel Dynamics, Inc.	7.6250	3/15/2020	3,657,500
					19,260,276
		MACHINERY - DIVERSIFIED - 0.5%
2,000,000		Case New Holland, Inc. (b)	7.8750	12/1/2017	2,240,000
2,000,000		Case New Holland, Inc.	7.8750	12/1/2017	2,240,000
					4,480,000
		MEDIA - 0.2%
1,500,000		TV Azteca SAB de CV	7.5000	5/25/2018	1,563,750

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	MINING - 2.8%
2,000,000	Anglogold Ashanti Holdings PLC	8.5000	7/30/2020	2,212,300
2,222,222	FMG Resources August 2006 Pty Ltd. (b)	6.8750	2/1/2018	2,233,333
5,355,000	FMG Resources August 2006 Pty Ltd. (b)	8.2500	11/1/2019	5,080,556
5,000,000	Kinross Gold Corp.	3.6250	9/1/2016	5,047,905
6,000,000	Kinross Gold Corp.	5.1250	9/1/2021	6,086,748
6,000,000	MMC Norilsk Nickel OJSC via MMC Finance Ltd.	4.3750	4/30/2018	5,705,940
				26,366,782
	MUNICIPAL - 0.5%
5,100,000	Government Development Bank for Puerto Rico	4.3750	2/1/2019	3,168,324
1,942,500	Westchester Airport Associates Parking Facility Trust (b,c,g)	2.5000	8/1/2015	1,942,500
				5,110,824
	OIL & GAS - 9.3%
5,665,000	Chesapeake Energy Corp. (a)	3.5033	4/15/2019	5,580,025
3,000,000	Chesapeake Energy Corp.	7.2500	12/15/2018	3,337,500
7,000,000	Continental Resources, Inc.	5.0000	9/15/2022	6,938,750
530,000	Diamond Offshore Drilling, Inc.	5.8750	5/1/2019	588,588
6,000,000	Gazprom OAO Via Gaz Capital SA	6.2120	11/22/2016	6,007,500
3,000,000	Gazprom OAO Via Gaz Capital SA	8.1460	4/11/2018	3,028,560
8,040,000	Newfield Exploration Co.	6.8750	2/1/2020	8,301,300
6,000,000	Petrobras International Finance Co.	3.5000	2/6/2017	5,646,000
9,290,000	Petrobras Global Finance BV (a)	2.3933	1/15/2019	7,942,950
12,250,000	Petroleos Mexicanos (a)	2.2766	7/18/2018	12,596,430
2,000,000	Range Resources Corp.	6.7500	8/1/2020	2,115,000
5,000,000	Rosneft Finance	7.5000	7/18/2016	5,006,850
6,000,000	Transocean, Inc.	5.0500	12/15/2016	6,010,026
6,500,000	Transocean, Inc.	7.5000	4/15/2031	5,455,450
8,781,000	United Refining Co.	10.5000	2/28/2018	9,252,979
				87,807,908
	OIL& GAS SERVICE - 1.8%
5,000,000	Freeport-McMoran Oil & Gas LLC	6.5000	11/15/2020	5,309,350
4,400,000	SESI LLC.	6.3750	5/1/2019	4,444,000
7,030,000	SESI LLC.	7.1250	12/15/2021	7,082,725
				16,836,075
	OTHER ABS - 16.2%
2,000,000	ACAS CLO Ltd. 2013-1A D (a,b)	3.8561	4/20/2025	1,938,600
4,000,000	ARES XXX CLO Ltd. 2014-30A D (a.b)	3.1066	4/20/2023	3,935,200
2,000,000	Avenue CLO LTD. 2006-3A A3L (a,b)	1.0066	7/20/2018	1,991,000
2,000,000	Babson CLO Ltd 2011-I A C (a,b)	3.0046	9/28/2021	1,976,000
2,500,000	Bluemountain CLO III Ltd 2007-3A D (a,b)	1.6426	3/17/2021	2,349,500
4,000,000	Burr Ridge CLO Plus LLC 2006-1AE (a,b)	3.8546	3/27/2023	3,889,600
7,100,000	Callidus Debt Partners CLO Fund 5A C (a,b)	1.7106	11/20/2020	6,923,210
9,000,000	Canaras Summit CLO Ltd. 2007-1AD (a,b)	2.4954	6/19/2021	8,905,500
4,500,000	Centurion CDO 9 Ltd. 2005-9A C (a,b)	2.1066	7/17/2019	4,285,350
7,270,000	CIFC Corp. 2006-1A A3L (a,b)	1.0266	10/20/2020	7,202,389
4,500,000	CIFC Funding Ltd. 2006-2A B1L (a,b)	1.8616	3/1/2021	4,395,150
4,814,852	CIFC Funding 2006-2A B2L Ltd. (a,b)	4.2616	3/1/2021	4,735,407
4,200,000	Crown Point CLO II Ltd. 2013-2A B1L (a,b)	3.8028	12/31/2023	3,952,620
5,500,000	Doral CLO II Ltd. 2012-2AB (a,b)	2.7611	5/26/2023	5,482,400
3,000,000	Foothill CLO Ltd. 2007-1AE (a,b)	3.7615	2/22/2021	2,989,800
4,000,000	Four Corners CLO III Ltd. 2006-3AD (a,b)	1.7567	7/22/2020	3,841,600
10,000,000	Fraser Sullivan CLO II Ltd. 2006-2A D (a,b)	1.7471	12/20/2020	9,769,000
2,440,000	Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.3546	8/1/2022	2,391,200
6,160,172	Greens Creek Funding Ltd. 2007-1A D (a,b)	4.5066	4/18/2021	6,134,916
4,000,000	Gulf Stream - Compass CLO 2007-1AB (a,b)	1.1561	10/28/2019	3,969,600
4,040,000	Hillmark Funding Ltd. 2006-1AB (a.b)	0.9615	5/21/2021	3,812,952
3,000,000	ING IM CLO 2011-1 Ltd. 2011-1A C (a,b)	3.5471	6/22/2021	2,988,600
8,250,000	Inwood Park CDO Ltd. 2006-1A D (a,b)	1.6566	1/20/2021	7,795,425
1,250,000	Jersey Street CLO Ltd. 2006-1A C (a,b)	1.0066	10/20/2018	1,245,000
3,000,000	Jersey Street CLO Ltd. 2006-1A D (a,b)	1.8066	10/20/2018	2,941,200
3,000,000	LCM IX LP 9AE (a,b)	4.4528	7/14/2022	2,917,500
6,700,000	Liberty CLO Ltd. 2005-1A A4 (a,b)	0.8046	11/1/2017	6,592,130
5,000,000	NACM CLO I 2006-1A D (a,b)	4.3067	6/20/2019	4,998,500
5,000,000	Navigare Funding II Clo Ltd. 2007-2A D (a,b)	1.9566	4/17/2021	4,830,000
3,500,000	Nob Hill Clo Ltd. 2006-1A C (a,b)	1.0571	8/15/2018	3,491,600
5,000,000	Schiller Park 2007-1A C (a,b)	0.9861	4/25/2021	4,788,000
4,000,000	Shinnecock CLO 2006-1A D (a,b)	2.0533	7/15/2018	3,866,800
7,000,000	TCW Global Project Fund II Ltd. 2004-1A B1(a,b)	2.2033	6/24/2016	5,950,000
6,750,000	Trimaran CLO V LTD. 2006-1A D (a,b)	2.0906	3/15/2018	6,714,900
				153,990,649

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	PIPELINES - 1.8%
1,750,000	Energy Transfer Partners LP (a)	3.2721	11/1/2066	1,557,500
3,000,000	Enterprise Products Operating LLC (a)	7.0340	1/15/2068	3,253,368
6,737,000	Enterprise Products Operating LLC (a)	8.3750	8/1/2066	7,137,494
5,000,000	Williams Partners LP	5.8750	4/15/2021	5,240,245
				17,188,607
	REITS - 0.6%
5,000,000	Omega Healthcare Investors, Inc.	6.7500	10/15/2022	5,300,000

	RETAIL - 0.9%
5,000,000	Best Buy Co., Inc.	5.0000	8/1/2018	5,250,000
3,000,000	Dollar General Corp	4.1250	7/15/2017	3,149,367
				8,399,367
	SAVINGS & LOAN - 0.8%
7,000,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	7,826,693

	TELECOMMUNICATIONS - 1.8%
9,163,000	Claro SA	7.5000	1/27/2020	9,488,286
2,000,000	Telemar Norte Leste SA	5.5000	10/23/2020	1,825,000
6,000,000	Vimpel Communications OJSC	8.2500	5/23/2016	6,167,820
				17,481,106
	TRANSPORTATION - 0.5%
5,000,000	Russian Railways via RZD Capital PLC	5.7390	4/3/2017	4,861,590

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
2,984	Freddie Mac REMICS 3107 YO (d,e,f)	0.0000	2/15/2036	2,702
16,934	Freddie Mac REMICS 3213 OH (d,e,f)	0.0000	9/15/2036	15,225
				17,927

	TOTAL BONDS & NOTES (Cost - $816,063,843)			803,822,660

	BANK LOANS - 1.2%
2,000,000	Goodyear Tire and Rubber (a)	4.7500	4/30/2019	2,007,500
1,964,912	Hertz Corp. (a)	4.0000	3/11/2018	1,967,369
2,666,667	Hilton Worldwide Finance (a)	3.5000	10/25/2020	2,663,333
471,250	HJ Heinz Co. (a)	3.2500	6/7/2019	471,547
427,548	HJ Heinz Co.(a)	3.5000	6/5/2020	428,617
6,919,674	Weight Watchers International, Inc. (a)	4.0000	4/2/2020	3,702,025
	TOAL BANK LOANS (Cost $13,931,632)			11,240,391

	CONVERTIBLE BONDS - 7.1%
	COAL - 0.2%
5,000,000	Peabody Energy Corp.	4.7500	12/15/2041	2,350,000

	DIVERSIFED FINANCIAL SERVICES - 0.6%
5,000,000	BGC Partners, Inc.	4.5000	7/15/2016	5,434,375

	INVESTMENT COMPANIES - 2.6%
8,065,000	Apollo Investment Corp.	5.7500	1/15/2016	8,306,950
7,766,000	Ares Capital Corp.	4.7500	1/15/2018	8,120,324
4,100,000	Prospect Capital Corp.	5.5000	8/15/2016	4,253,750
4,500,000	Prospect Capital Corp. (b)	4.7500	4/15/2020	4,249,687
				24,930,711
	MEDIA - 0.3%
3,000,000	Central European Media Enterprises Ltd.	5.0000	11/15/2015	2,985,000

	MINING - 0.3%
3,000,000	Newmont Mining Corp.	1.6250	7/15/2017	3,118,125

	REITS - 3.0%
5,500,000	American Realty Capital Properties, Inc.	3.0000	8/1/2018	5,252,500
12,000,000	Annaly Capital Management, Inc.	5.0000	5/15/2015	12,045,000
12,000,000	IAS Operating Partnership LP (b)	5.0000	3/15/2018	11,535,000
				28,832,500

	TOTAL CONVERTIBLE BONDS (Cost - $69,580,288)			67,650,711

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares				Dividend Rate (%)	Value ($)
		PREFERRED STOCK - 2.2%
		AUCTION RATE PREFERRED STOCKS - 0.2%
27		Eaton Vance Senior Floating-Rate Trust (c,g,h)		0.1350	675,000
39		Eaton Vance Senior Floating-Rate Trust (c,g,h)		0.1500	975,000
					1,650,000
		BANKS - 0.2%
47,000		Capital One Financial Corp. (h)		6.7000	1,241,740
40,000		JPMorgan Chase & Co. (h)		6.1250	1,004,800
					2,246,540
		HOLDING COMPANIES - DIVERSIFIED - 0.8%
7,250		Pitney Bowes International Holdings, Inc. (b,h)		6.1250	7,646,485

		INSURANCE - 0.6%
52,647		Principal Financial Group, Inc. (a,h)		5.5630	5,302,079

		INVESTMENT COMPANIES - 0.1%
40,000		Triangle Capital Corp.		6.3750	1,009,600

		REITS - 0.3%
50,000		American Capital Agency Corp. (h)		7.7500	1,265,000
40,000		Rait Financial Trust (h)		7.1250	995,200
40,000		Resource Capital Corp. (a,h)		8.6250	960,800
					3,221,000

		TOTAL PREFERRED STOCK (Cost - $21,305,961)			21,075,704

		SHORT - TERM INVESTMENTS - 1.9%
		MONEY MARKET FUND - 1.9%
17,703,855		Federated Treasury Obligations Fund 0.01% (a)
		(Cost - $17,703,855)			17,703,855

		TOTAL INVESTMENTS - 97.2% (Cost - $939,101,579) (i)			$ 921,930,889
		OTHER ASSETS LESS LIABILITIES - 2.8%			26,815,220
		NET ASSETS - 100.0%			$ 948,746,109

		ABS - Asset Backed Security	EUR - Euro
		REIT - Real Estate Investment Trust	GBP - British Pound
		REMICs - Real Estate Mortgage Investment Conduits
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	(a)	Variable rate security; the rate shown represents the rate at February 28, 2015.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At February 28, 2015, these securities amounted
		to $243,502,700 or 25.7% of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	Principal only bond - non income producing.
	(e)	Collateralized mortgage obligation (CMO).
	(f)	Issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S.
		government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.
	(g)	The Advisor or trustees have determined these securities to be illiquid. At February 28, 2015, these securities amounted
		to $3,592,500 or 0.38 % of net assets.
	(h)	Rate shown represents the dividend rate as of February 28, 2015.
	(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $939,109,439 and
		differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:			$ 8,151,214
		Unrealized Depreciation:			(25,329,764)
		Net Unrealized Depreciation:			$(17,178,550)

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
15,000		Blue Capital Reinsurance Holdings, Ltd.
		(Cost - $300,000)			254,400

Principal Amount ($)			Coupon Rate (%)	Maturity
		BONDS & NOTES - 79.0%
		ASSET BACKED - 3.6%
1,000,000		OnDeck Capital, Inc. (a,d)	7.0000	3/31/2016	1,032,689
2,000,000		OnDeck Capital, Inc. (a,d)	7.0000	4/30/2016	2,079,408
2,000,000		OnDeck Capital, Inc. (a,d)	7.0000	6/30/2016	2,093,974
750,000		OnDeck Capital, Inc. (a,d)	8.0000	7/31/2015	762,500
750,000		OnDeck Capital, Inc. (a,d)	8.0000	10/31/2015	767,920
916,667		OnDeck Capital, Inc. (a,d)	8.0000	11/30/2015	940,754
1,500,000		OnDeck Capital, Inc. (a,d)	8.0000	1/31/2016	1,546,516
					9,223,761
		BANKS - 7.4%
2,000,000	EUR	Banque Fed Cred Mutual (b)	1.0180	Perpetual	1,412,531
500,000	GBP	Barclays Bank PLC (b)	14.0000	Perpetual	1,052,531
189,000		BPCE SA (b)	2.5500	Perpetual	156,161
752,000		BPCE SA (b)	0.7060	Perpetual	571,480
1,443,000		ING Groep NV (b)	1.2500	Perpetual	1,163,392
2,000,000		J.P. Morgan Chase & Co. (b)	7.9000	Perpetual	2,162,500
3,000,000		J.P. Morgan Chase & Co. (b)	6.1250	Perpetual	3,105,000
1,326,000		Nordea Bank AB (b)	0.7040	Perpetual	1,037,782
2,000,000		State Street Capital Trust IV (b)	1.2406	6/15/2037	1,690,000
5,000,000		VTB Bank OJSC (b)	9.5000	Perpetual	3,899,500
2,000,000		Wells Fargo & Co. (b)	7.9800	Perpetual	2,195,000
250,000		Wells Fargo & Co. (b)	5.8750	Perpetual	263,750
					18,709,627
		COMMERCIAL SERVICES - 0.4%
2,000,000		Weight Watchers International, Inc. (b)	4.0000	4/2/2020	1,070,000

		COSMETICS/PERSONAL CARE - 0.7%
2,000,000		Avon Products, Inc.	5.0000	3/15/2023	1,822,000

		DIVERSIFIED FINANCIAL SERVICES - 8.6%
390,000		Cantor Fitzgerald LP (c)	6.3750	6/26/2015	397,242
3,295,000		Cantor Fitzgerald LP (c)	7.8750	10/15/2019	3,624,500
2,000,000		Glen Meadow Pass Through (b,c)	6.5050	2/12/2067	1,888,750
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	2,062,600
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	2,147,500
3,578,000		KCG Holdings, Inc. (c)	8.2500	6/15/2018	3,765,845
4,000,000		Nelnet, Inc. (b)	3.6296	9/29/2036	2,960,000
4,672,000		Scottrade Financial Services, Inc. (c)	6.1250	7/11/2021	5,056,389
					21,902,826
		ELECTRIC - 0.4%
1,000,000		NextEra Energy Capital Holdings, Inc. (b)	6.3500	10/1/2066	990,365

		ENGINEERING & CONSTRUCTION - 0.9%
2,827,500		Odebrecht Offshore Drilling Finance Ltd.	6.7500	10/1/2022	2,198,381

		HAND / MACHINE TOOLS - 0.9%
2,000,000		Stanley Black & Decker, Inc. (b)	5.7500	12/15/2053	2,182,500

		HOLDING COMPANIES - 1.8%
2,000,000		Leucadia National Corp.	5.5000	10/18/2023	2,068,986
1,000,000		Noble Group Ltd. (c)	6.7500	1/29/2020	1,038,000
1,500,000		Noble Group Ltd.	6.7500	1/29/2020	1,557,000
					4,663,986

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		INSURANCE - 16.0%
4,815,000		AllState Corp. (b)	6.1250	5/15/2037	5,121,956
4,500,000		Assured Guaranty Ltd. (b)	6.4000	12/15/2066	3,932,100
1,644,000	EUR	AXA SA (b)	1.1750	Perpetual	1,316,417
2,000,000		Catlin Insurance Co. Ltd (b,c)	7.2490	Perpetual	1,972,600
1,656,000	EUR	CNP Assurances (b)	0.5320	Perpetual	1,189,990
2,600,000		Everest Reinsurance Holdings (b)	6.6000	5/15/2037	2,691,000
3,000,000		Fairfax Financial Holdings Ltd. (c)	5.8000	5/15/2021	3,195,357
4,000,000		Genworth Holding, Inc.-Cl A (b)	6.1500	11/15/2066	2,610,000
1,000,000		Great-West Life & Annuity Insurance Capital LTD. (b,c)	7.1530	5/16/2046	1,024,711
750,000		ING Capital Funding Trust III (b)	3.8331	Perpetual	742,500
4,500,000		Lincoln National Corp. (b)	7.0000	5/17/2066	4,387,500
4,750,000		MBIA, Inc.	6.6250	10/1/2028	4,892,500
3,500,000		StanCorp Financial Group, Inc. (b)	6.9000	6/1/2067	3,574,375
4,286,000		XLIT Ltd. (b)	6.5000	Perpetual	3,782,395
					40,433,401
		INVESTMENT FIRM - 0.2%
600,000		Prospect Capital Corp.	5.8750	3/15/2023	617,702

		IRON / STEEL - 1.2%
1,000,000		Cliffs Natural Resources, Inc.	5.9500	1/15/2018	900,000
2,000,000		United States Steel Corp.	7.3750	4/1/2020	2,137,500
					3,037,500
		MINING - 4.9%
1,000,000		FMG Resources Ltd. (c)	8.2500	11/1/2019	948,750
2,666,667		FMG Resources Ltd. (c)	6.8750	2/1/2018	2,680,000
3,350,000		Kinross Gold Corp. (c)	5.9500	3/15/2024	3,357,635
2,500,000		Kinross Gold Corp.	6.8750	9/1/2041	2,546,335
3,000,000		MMC Norilsk Nickel OJSC	5.5500	10/28/2020	2,824,020
					12,356,740
		MUNICIPAL - 0.6%
2,340,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	1,453,702

		OIL & GAS - 13.7%
2,000,000		Canadian Oil Sands Ltd. (c)	7.9000	9/1/2021	2,142,514
4,500,000		Continental Resources Inc.	5.0000	9/15/2022	4,460,625
2,000,000		Denbury Resources, Inc.	6.3750	8/15/2021	1,930,000
2,000,000		Gazprom OAO Via Gaz Capital SA	8.6250	4/28/2034	2,082,080
400,000		Gazprom OAO Via Gaz Capital SA (c)	9.2500	4/23/2019	412,000
2,100,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	2,163,000
1,000,000		Hercules Offshore, Inc. (c)	10.2500	4/1/2019	365,000
1,000,000		Linn Energy LLC / Linn Energy Finance Corp.	6.5000	5/15/2019	880,000
2,000,000		Newfield Exploration Co.	5.7500	1/30/2022	2,105,000
3,000,000		Noble Holding Internatinoal Ltd.	4.6250	3/1/2021	2,798,541
5,641,000		Petrobras International Finance Co.	5.3750	1/27/2021	5,103,864
3,000,000		Range Resources Corp.	6.7500	8/1/2020	3,172,500
4,000,000		Transocean, Inc.	7.5000	4/15/2031	3,357,200
3,535,000		United Refining Co.	10.5000	2/28/2018	3,725,006
					34,697,330
		OIL & GAS SERVICES - 2.0%
2,000,000		Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.7500	2/1/2022	2,115,000
3,000,000		Sesi LLC	6.3750	5/1/2019	3,030,000
					5,145,000
		OTHER ABS - 4.9%
2,000,000		Burr Ridge CLO Plus LLC (b,c)	3.8546	3/27/2023	1,944,800
2,500,000		Cavalry CLO Ltd. (b,c)	3.6581	1/16/2024	2,480,000
2,000,000		Fortress Credit BSL Ltd. (b,c)	3.1526	1/19/2025	1,927,000
2,000,000		Inwood Park CDO Ltd. (b,c)	1.6566	1/20/2021	1,889,800
2,500,000		LCM IX LP (b,c)	4.4528	7/14/2022	2,431,250
1,708,971		Madison Park Funding IV Ltd. (b,c)	3.8471	3/22/2021	1,658,386
					12,331,236
		PIPELINES - 1.9%
4,585,000		Williams Partners LP / ACMP Finance Corp.	6.125	7/15/2022	4,913,845

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		REITS - 1.0%
3,000,000		USB Realty Corp. (b,c)	1.4003	Perpetual	2,640,000

		RETAIL - 1.4%
2,000,000		GameStop Corp. (c)	5.5000	10/1/2019	2,075,000
1,500,000		Outerwall, Inc. (c)	5.8750	6/15/2021	1,387,500
					3,462,500
		SAVINGS & LOANS - 2.0%
4,455,000		First Niagara Financial Group, Inc.	7.2500	12/15/2021	4,981,131

		TELECOMMUNICATIONS - 4.5%
1,000,000	EUR	America Movil SAB de C.V. (b)	6.3750	9/6/2073	1,371,177
2,000,000		CenturyLink, Inc.	7.6000	9/15/2039	2,050,000
4,500,000		Frontier Communications	9.0000	8/15/2031	4,882,500
300,000		Telemar Norte Leste SA	5.5000	10/23/2020	273,750
1,000,000		United States Cellular Corp.	6.7000	12/15/2033	965,427
2,000,000		Vimpelcom Holdings	7.5043	3/1/2022	1,774,520
					11,317,374

		TOTAL BONDS & NOTES (Cost - $205,839,450)			200,150,907

		CONVERTIBLE BONDS - 7.1%
		COAL - 0.5%
3,000,000		Peabody Energy Corp.	4.7500	12/15/2041	1,410,000

		DIVERSIFIED FINANCIAL SERVICES - 0.9%
2,126,000		BGC Partners, Inc.	4.5000	7/15/2016	2,310,696

		INVESTMENT FIRMS - 1.0%
500,000		Apollo Investment Corp.	5.7500	1/15/2016	515,000
2,000,000		TCP Capital Corp. (c)	5.2500	12/15/2019	2,016,250
					2,531,250
		IRON / STEEL - 0.5%
1,000,000		United States Steel Corp.	2.7500	4/1/2019	1,204,375

		OIL & GAS - 0.8%
2,000,000		Chesapeake Energy Corp.	2.2500	5/15/2037	1,950,000

		REITS - 3.4%
4,000,000		American Realty Capital Properties, Inc.	3.7500	12/15/2020	3,772,520
5,000,000		IAS Operating Partnership LP (c)	5.0000	3/15/2018	4,806,250
					8,578,770

		TOTAL CONVERTIBLE BONDS (Cost - $18,816,352)			17,985,091
Shares			Dividend Rate (%)
		PREFERRED STOCK - 2.5%
		BANKS - 0.4%
40,000		JPMorgan Chase & Co.	6.1250	Perpetual	1,004,800

		DIVERSIFIED FINANCIAL - 1.5%
20,000		BGC Partners, Inc.	8.1250	6/15/2042	548,600
63,760		SLM Corp.	6.9700	Perpetual	3,149,744
					3,698,344
		HOLDING COMPANIES-DIVERSIFIED - 0.6%
1,500		Pitney Bowes International Holdings, Inc. (c)	6.1250	Perpetual	1,582,031

		TOTAL PREFERRED STOCK (Cost - $6,284,536)			6,285,175

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares			Value ($)
	MUTUAL FUNDS - 4.5%
	CLOSED-END FUNDS - 2.8%
80,000	Alliance Bernstein Income Fund, Inc.		605,600
125,000	BlackRock Multi-Sector Income Trust		2,195,000
135,993	DoubleLine Income Solutions Fund		2,767,458
10,000	First Trust Intermediate Duration Preferred & Income Fund		225,900
40,000	Legg Mason BW Global Income Opportunities Fund, Inc.		683,600
30,000	Nuveen Preferred Income Opportunities Fund		287,400
20,000	PIMCO Dynamic Credit Income Fund		412,000
			7,176,958
	DEBT FUND - 1.7%
100,000	Peritus High Yield ETF		4,246,000

	TOTAL MUTUAL FUNDS (Cost - $11,768,384)		11,422,958

	EXCHANGE TRADED NOTE - 0.8%
100,000	ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN (Cost - $2,207,949)		2,045,000

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUND - 4.5%
11,326,655	Federated Treasury Obligations Fund 0.00% (b)		11,326,655
	(Cost - $11,326,655)

	TOTAL INVESTMENTS - 98.5% (Cost - $256,543,326) (e)		$ 249,470,186
	OTHER ASSETS LESS LIABILITIES - 1.5%		3,826,393
	NET ASSETS - 100.0%		$ 253,296,579

	ETN - Exchange Traded Notes	EUR - Euro
	REIT - Real Estate Investment Trust	GBP - British Pound
	ETF - Exchange Traded Funds
	Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
(a)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2015.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At February 28, 2015, these securities amounted to
	$58,707,560 or 23.2% of net assets.
(d)	The Advisor or trustees have determined these securities to be illiquid at February 28, 2015, these securities amounted to
	$9,223,761 or 3.6% of net assets.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $256,765,628
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:		$ 2,842,318
	Unrealized Depreciation:		(10,137,760)
	Net Unrealized Depreciation:		$ (7,295,442)

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2015 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 437,568	$ -	$ -	$ 437,568
Bonds & Notes	-	803,822,660	-	803,822,660
Bank Loans	-	11,240,391	-	11,240,391
Convertible Bonds	-	67,650,711	-	67,650,711
Preferred Stock	19,425,704	1,650,000	-	21,075,704
Short-Term Investments	17,703,855	-	-	17,703,855
Total Investments	$ 37,567,127	$ 884,363,762	$ -	$ 921,930,889
Asset -Derivative
Forward Currency Contracts	$ -	$ 8,841,053	$ -	$ 8,841,053
Total Assets	$ 37,567,127	$ 893,204,815	$ -	$ 930,771,942
Liabilities -Derivative
Forward Currency Contracts	$ -	$ (2,783,579)	$ -	$ (2,783,579)

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 254,400	$ -	$ -	$ 254,400
Bonds & Notes	-	200,150,907	-	200,150,907
Convertible Bonds	-	17,985,091	-	17,985,091
Preferred Stock	6,285,175	-	-	6,285,175
Mutual Funds	11,422,958			11,422,958
Exchange Traded Note	2,045,000			2,045,000
Short-Term Investments	11,326,655	-	-	11,326,655
Total Investments	$ 31,334,188	$ 218,135,998	$ -	$ 249,470,186
Asset- Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ 3,955,976	$ -	$ 3,955,976
Total Assets	$ 31,334,188	$ 222,091,974	$ -	$ 253,426,162
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ (2,078,902)	$ -	$ (2,078,902)
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

Forward Foreign Currency Exchange Contracts – Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

At February 28, 2014, Leader Short-Term Bond Fund and Leader Total Return Fund had the following open forward foreign currency contracts:

Leader Short-Term Bond Fund
					Unrealized
	Settlement	Local	Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	9/4/2015	JP Morgan	18,100,000	$ 20,342,541	$ (2,783,579)

To Sell:
British Pound	9/4/2015	JP Morgan	4,400,000	$ 6,790,580	$ 461,940
Euro	9/4/2015	JP Morgan	42,000,000	47,203,687	8,379,113
Total:			46,400,000	$ 53,994,267	$ 8,841,053

		Net unrealized appreciation on forward foreign currency contracts:			$ 6,057,474
Leader Total Return Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	9/4/2015	JP Morgan	13,900,000	$ 15,622,172	$ (2,078,902)
To Sell:
British Pound	9/4/2015	JP Morgan	670,000	$ 1,034,020	$ 70,341
Euro	9/4/2015	JP Morgan	22,020,000	24,748,219	3,885,635
Total:			22,690,000	$ 25,782,239	$ 3,955,976

	Net unrealized appreciation on forward foreign currency contracts:				$ 1,877,074
The notional value of the derivative instruments outstanding as of February 28, 2015 as disclosed above serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 4/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 4/29/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 4/29/2015